Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund | PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Shareholder Fees:
Shareholder Fee, Other